Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Income tax benefit	$ 9,592	$ (2,435)	$ (5,028)
Share Based Compensation
Share-Based Compensation
Total compensation	8,098	12,318	12,132
Income tax benefit	1,738	2,605	2,545
Share Based Compensation | Cost of revenues
Share-Based Compensation
Total compensation	89	173	157
Share Based Compensation | Research and development
Share-Based Compensation
Total compensation	6,461	9,819	9,414
Share Based Compensation | General and administrative
Share-Based Compensation
Total compensation	621	891	1,108
Share Based Compensation | Sales and marketing
Share-Based Compensation
Total compensation	$ 927	$ 1,435	$ 1,453